VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—7.6%
U.S. Treasury Notes
1.750%, 6/15/22	$ 11,260	$ 11,342
0.125%, 3/31/23	16,130	16,056
0.125%, 4/30/23	5,595	5,565
1.000%, 12/15/24	14,025	14,040
0.375%, 12/31/25	14,585	14,137
Total U.S. Government Securities (Identified Cost $61,524)		61,140

Foreign Government Securities—0.4%
Kingdom of Saudi Arabia 144A 4.000%, 4/17/25(1)	425	458
Republic of Indonesia
144A 5.875%, 1/15/24(1)(2)	755	826
144A 4.125%, 1/15/25(1)	435	469
Republic of Kazakhstan 144A 5.125%, 7/21/25(1)	570	642
Republic of South Africa 5.875%, 9/16/25	265	293
Republic of Turkey 7.375%, 2/5/25	545	548
State of Qatar Government International Bond 144A 3.400%, 4/16/25(1)	300	318
Total Foreign Government Securities (Identified Cost $3,464)		3,554

Mortgage-Backed Securities—27.9%
Agency—0.3%
Federal National Mortgage Association
Pool #AD6058 4.000%, 8/1/25	14	14
Pool #AO5149 3.000%, 6/1/27	50	53
Pool #AL7532 3.000%, 11/1/27	217	228
Pool #AS5730 3.000%, 9/1/30	456	479
Pool #AS5927 3.000%, 10/1/30	180	189
Pool #MA0908 4.000%, 11/1/31	129	139
Pool #AC3654 5.000%, 10/1/39	92	104
Pool #AD3841 4.500%, 4/1/40	29	32
Pool #MA3663 3.500%, 5/1/49	255	269
Pool #CA4978 3.000%, 1/1/50	916	952
Government National Mortgage Association
Pool #345039 7.000%, 9/15/23	—	—(3)
Pool #780023 7.000%, 9/15/24	1	1
		2,460

	Par Value	Value

Non-Agency—27.6%
ACRES Commercial Realty Corp. 2020-RSO8, A (SOFR30A + 1.264%, Cap N/A, Floor 1.150%) 144A 1.314%, 3/15/35(1)(4)	$ 8	$ 8
Ajax Mortgage Loan Trust
2021-A, A1 144A 1.065%, 9/25/65(1)(4)	1,874	1,841
2019-D, A1 144A 2.956%, 9/25/65(1)(4)	605	607
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(1)	1,840	1,812
American Homes 4 Rent Trust
2014-SFR3, A 144A 3.678%, 12/17/36(1)	2,623	2,746
2015-SFR1, A 144A 3.467%, 4/17/52(1)	175	183
AMSR Trust
2020-SFR1, A 144A 1.819%, 4/17/37(1)	939	939
2020-SFR1, B 144A 2.120%, 4/17/37(1)	940	934
2020-SFR3, B 144A 1.806%, 9/17/37(1)	2,400	2,365
2021-SFR2, C 144A 1.877%, 8/17/38(1)	1,010	985
Angel Oak Mortgage Trust 2021-8, A1 144A 1.820%, 11/25/66(1)(4)	3,190	3,190
Angel Oak Mortgage Trust I LLC 2018-3, A1 144A 3.649%, 9/25/48(1)(4)	311	311
Angel Oak Mortgage Trust LLC
2020-R1, A2 144A 1.247%, 4/25/53(1)(4)	1,380	1,375
2020-6, A1 144A 1.261%, 5/25/65(1)(4)	344	343
2020-4, A1 144A 1.469%, 6/25/65(1)(4)	1,864	1,861
2021-2, A1 144A 0.985%, 4/25/66(1)(4)	2,899	2,865
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(4)	710	706
Arroyo Mortgage Trust
2021-1R, A1 144A 1.175%, 10/25/48(1)(4)	1,407	1,399
2019-1, A1 144A 3.805%, 1/25/49(1)(4)	943	946
2019-2, A1 144A 3.347%, 4/25/49(1)(4)	1,769	1,781
2020-1, A1B 144A 2.100%, 3/25/55(1)	1,648	1,653
Banc of America Funding Trust
2004-B, 2A1 2.505%, 11/20/34(4)	10	11
2005-1, 1A1 5.500%, 2/25/35	49	50
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(1)(4)	113	115
Bayview Opportunity Master Fund IVa Trust 2017-RT1, A1 144A 3.000%, 3/28/57(1)(4)	221	222
BPR Trust 2021-KEN, A (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.360%, 2/15/29(1)(4)	755	755
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
BRAVO Residential Funding Trust
2021-A, A1 144A 1.991%, 1/25/24(1)(4)	$ 888	$ 882
2019-NQM1, A1 144A 2.666%, 7/25/59(1)(4)	364	364
2021-NQM3, A1 144A 1.699%, 4/26/60(1)(4)	3,300	3,284
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(4)	698	702
BX Commercial Mortgage Trust
2019-XL, C (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.360%, 10/15/36(1)(4)	880	878
2020-BXLP, D (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.360%, 12/15/36(1)(4)	401	399
BX Trust 2018-GW, B (1 month LIBOR + 1.020%, Cap N/A, Floor 1.020%) 144A 1.130%, 5/15/35(1)(4)	1,265	1,259
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(1)	2,713	2,668
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	870	863
CHC Commercial Mortgage Trust 2019-CHC, A (1 month LIBOR + 1.120%, Cap N/A, Floor 1.120%) 144A 1.230%, 6/15/34(1)(4)	367	367
Citigroup Commercial Mortgage Trust 2015-GC27, A4 2.878%, 2/10/48	1,103	1,126
Citigroup Mortgage Loan Trust, Inc.
2014-A, A 144A 4.000%, 1/25/35(1)(4)	114	116
2015-PS1, A1 144A 3.750%, 9/25/42(1)(4)	53	54
2019-IMC1, A1 144A 2.720%, 7/25/49(1)(4)	469	470
2015-A, A1 144A 3.500%, 6/25/58(1)(4)	14	14
2019-RP1, A1 144A 3.500%, 1/25/66(1)(4)	1,570	1,616
COLT Funding LLC 2021-3R, A1 144A 1.051%, 12/25/64(1)(4)	1,792	1,782
COLT Mortgage Loan Trust Funding LLC
2020-1, A1 144A 2.488%, 2/25/50(1)(4)	302	302
2020-1R, A1 144A 1.255%, 9/25/65(1)(4)	791	785
2021-2R, A1 144A 0.798%, 7/27/54(1)	724	722
COLT Mortgage Pass-Through Certificates
2021-1R, A1 144A 0.857%, 5/25/65(1)(4)	715	713
2021-1R, A3 144A 1.421%, 5/25/65(1)(4)	1,495	1,483
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(1)(4)	1,016	1,001
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(1)	1,035	1,037
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(1)(4)	950	934
	Par Value	Value

Non-Agency—continued
Corevest American Finance Trust 2020-1, A1 144A 1.832%, 3/15/50(1)	$ 2,757	$ 2,752
CoreVest American Finance Trust
2018-2, A 144A 4.026%, 11/15/52(1)	776	802
2020-4, A 144A 1.174%, 12/15/52(1)	1,492	1,450
2020-3, A 144A 1.358%, 8/15/53(1)	2,275	2,214
Credit Suisse First Boston Mortgage Securities Corp. 2003-AR30, 5A1 2.425%, 1/25/34(4)	62	63
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 1.090%, 5/15/36(1)(4)	1,455	1,455
Credit Suisse Mortgage Capital Trust
2014-IVR2, A2 144A 3.805%, 4/25/44(1)(4)	171	172
2017-RPL1, A1 144A 2.750%, 7/25/57(1)(4)	678	692
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(4)	2,209	2,222
2021-NQM1, A1 144A 0.809%, 5/25/65(1)(4)	1,611	1,602
2020-NQM1, A1 144A 1.208%, 5/25/65(1)(4)	1,117	1,114
2021-NQM2, A1 144A 1.179%, 2/25/66(1)(4)	1,103	1,092
2013-HYB1, A16 144A 2.964%, 4/25/43(1)(4)	5	5
2021-AFC1, A1 144A 0.830%, 3/25/56(1)(4)	1,239	1,223
Deephaven Residential Mortgage Trust 2020-2, A1 144A 1.692%, 5/25/65(1)	622	621
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(4)	411	413
2020-1, A1 144A 2.006%, 5/25/65(1)(4)	400	400
2020-2, A1 144A 1.178%, 10/25/65(1)(4)	931	931
2021-1, A2 144A 1.003%, 2/25/66(1)(4)	853	845
2021-2, A1 144A 0.931%, 6/25/66(1)(4)	1,692	1,660
Extended Stay America Trust 2021-ESH, C (1 month LIBOR + 1.700%, Cap N/A, Floor 1.700%) 144A 1.810%, 7/15/38(1)(4)	1,074	1,074
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	800	789
2020-SFR2, A 144A 1.266%, 10/19/37(1)	1,202	1,171
2020-SFR2, B 144A 1.567%, 10/19/37(1)	2,045	1,995
2021-SFR1, D 144A 2.189%, 8/17/38(1)	1,810	1,774
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(4)	166	167

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2018-1, A23 144A 3.500%, 11/25/57(1)(4)	$ 85	$ 85
2019-2, A52 144A 3.500%, 6/25/59(1)(4)	1,002	1,010
2019-H1, A1 144A 2.657%, 10/25/59(1)(4)	8	8
2020-H1, A1 144A 2.310%, 1/25/60(1)(4)	399	403
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(1)(4)	209	209
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 0.910%, 2/15/38(1)(4)	2,085	2,083
GS Mortgage Securities Trust
2020-TWN3, A (1 month LIBOR + 2.000%, Cap N/A, Floor 2.000%) 144A 2.110%, 11/15/37(1)(4)	1,540	1,546
2020-GC45, AS 3.173%, 2/13/53(4)	1,426	1,509
GS Mortgage-Backed Securities Trust 2020-NQM1, A3 144A 2.352%, 9/27/60(1)(4)	333	333
GSR Mortgage Loan Trust 2003-3F, 1A6 6.000%, 4/25/33	93	98
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	1,070	1,070
Homeward Opportunities Fund I Trust 2018-2, A1 144A 3.985%, 11/25/58(1)(4)	1,233	1,240
JPMBB Commercial Mortgage Securities Trust
2014-C18, AS 4.439%, 2/15/47(4)	1,395	1,463
2015-C32, AS 3.984%, 11/15/48	2,200	2,301
JPMorgan Chase Mortgage Trust
2014-2, AM 144A 3.372%, 6/25/29(1)(4)	402	403
2014-2, 2A2 144A 3.500%, 6/25/29(1)(4)	295	297
2006-A2, 4A1 2.225%, 8/25/34(4)	31	32
2005-A5, 1A2 2.460%, 8/25/35(4)	81	84
2014-1, 2A12 144A 3.500%, 1/25/44(1)(4)	173	174
2015-1, AM1 144A 2.116%, 12/25/44(1)(4)	97	98
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)	292	294
2015-5, A2 144A 2.339%, 5/25/45(1)(4)	521	527
2016-SH2, M2 144A 3.750%, 12/25/45(1)(4)	494	499
2017-3, 2A2 144A 2.500%, 8/25/47(1)(4)	290	288
2017-5, A1 144A 3.063%, 10/26/48(1)(4)	830	849
JPMorgan Chase WaMu Mortgage Pass-Through Certificates Trust 2003-AR6, A1 2.561%, 6/25/33(4)	78	77
	Par Value	Value

Non-Agency—continued
KKR Industrial Portfolio Trust 2021-KDIP, C (1 month LIBOR + 1.000%, Cap N/A, Floor 1.000%) 144A 1.110%, 12/15/37(1)(4)	$ 1,459	$ 1,445
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 0.910%, 5/15/36(1)(4)	1,040	1,039
Mello Warehouse Securitization Trust
2021-1, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.189%, 2/25/55(1)(4)	775	772
2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.202%, 4/25/55(1)(4)	1,035	1,030
MetLife Securitization Trust
2018-1A, A 144A 3.750%, 3/25/57(1)(4)	1,810	1,866
2019-1A, A1A 144A 3.750%, 4/25/58(1)(4)	3,210	3,288
MFA Trust
2021-NQM1, A1 144A 1.153%, 4/25/65(1)(4)	1,204	1,197
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(4)	1,268	1,261
2021-INV1, A1 144A 0.852%, 1/25/56(1)(4)	259	258
Mill City Mortgage Loan Trust 2021-NMR1, A1 144A 1.125%, 11/25/60(1)(4)	975	968
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2013-C10, A4 4.075%, 7/15/46(4)	2,065	2,124
2013-C13, AS 4.266%, 11/15/46	1,515	1,578
Morgan Stanley Capital I Trust 2017-CLS, A (1 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 144A 0.810%, 11/15/34(1)(4)	1,380	1,380
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 2.329%, 6/25/44(1)(4)	334	344
Motel Trust 2021-MTL6, B (1 month LIBOR + 1.200%, Cap N/A, Floor 1.200%) 144A 1.310%, 9/15/38(1)(4)	3,145	3,144
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(4)	623	651
2015-2A, A1 144A 3.750%, 8/25/55(1)(4)	684	714
2016-1A, A1 144A 3.750%, 3/25/56(1)(4)	401	419
2016-3A, A1 144A 3.750%, 9/25/56(1)(4)	403	425
2016-4A, A1 144A 3.750%, 11/25/56(1)(4)	1,752	1,847
2017-2A, A3 144A 4.000%, 3/25/57(1)(4)	1,141	1,201
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(4)	852	847
2019-NQM4, A1 144A 2.492%, 9/25/59(1)(4)	381	382
2020-1A, A1B 144A 3.500%, 10/25/59(1)(4)	1,531	1,588

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2014-2A, A3 144A 3.750%, 5/25/54(1)(4)	$ 57	$ 59
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(4)	1,502	1,569
2016-2A, A1 144A 3.750%, 11/26/35(1)(4)	931	972
2018-1A, A1A 144A 4.000%, 12/25/57(1)(4)	1,387	1,459
NewRez Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 1.152%, 5/25/55(1)(4)	2,535	2,524
NMLT Trust 2021-INV1, A1 144A 1.185%, 5/25/56(1)(4)	1,586	1,563
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(4)	95	97
2021-NQM2, A1 144A 1.101%, 5/25/61(1)(4)	1,217	1,207
2018-1, A2 (1 month LIBOR + 0.650%) 144A 0.752%, 6/25/57(1)(4)	155	155
Onslow Bay Mortgage Loan Trust 2021-NQM4, A1 144A 1.957%, 10/25/61(1)(4)	3,487	3,473
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(1)(4)	937	934
2021-3, A1 144A 1.867%, 4/25/26(1)(4)	610	606
2021-RPL2, A1 144A 1.455%, 10/25/51(1)(4)(5)	729	725
PRET LLC 2021-RN3, A1 144A 1.843%, 9/25/51(1)(4)	1,457	1,429
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(1)(4)	601	596
Progress Residential Trust
2021-SFR3, C 144A 2.088%, 5/17/26(1)	500	493
2021-SFR3, D 144A 2.288%, 5/17/26(1)	1,010	992
2019-SFR2, A 144A 3.147%, 5/17/36(1)	1,208	1,215
2019-SFR3, B 144A 2.571%, 9/17/36(1)	685	685
2021-SFR6, C 144A 1.855%, 7/17/38(1)	725	709
2020-SFR2, A 144A 2.078%, 6/17/37(1)	2,131	2,138
2020-SFR3, A 144A 1.294%, 10/17/27(1)	345	338
2021-SFR1, C 144A 1.555%, 4/17/38(1)	1,050	1,010
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(4)	128	128
Provident Funding Mortgage Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 1.252%, 2/25/55(1)(4)	1,160	1,155
PSMC Trust 2018-2, A1 144A 3.500%, 6/25/48(1)(4)	67	67
	Par Value	Value

Non-Agency—continued
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(4)	$ 431	$ 435
RCO VII Mortgage LLC 2021-2, A1 144A 2.116%, 9/25/26(1)(4)	1,086	1,077
Residential Mortgage Loan Trust
2019-2, A1 144A 2.913%, 5/25/59(1)(4)	122	123
2020-1, A1 144A 2.376%, 1/26/60(1)(4)	1,308	1,314
Roc Mortgage Trust 2021-RTL1, A1 144A 2.487%, 8/25/26(1)(4)	780	771
SBA Tower Trust 144A 1.631%, 11/15/26(1)	1,900	1,869
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(1)(4)	753	752
2021-1, A1 144A 1.160%, 7/25/61(1)(4)	1,390	1,369
2021-1, A3 144A 1.560%, 7/25/61(1)(4)	541	534
Spruce Hill Mortgage Loan Trust 2020-SH1, A1 144A 2.521%, 1/28/50(1)(4)	164	165
STAR Trust 2021-1, A1 144A 1.219%, 5/25/65(1)(4)	1,608	1,602
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(1)(4)	610	612
2021-3, A2 144A 1.395%, 6/25/56(1)(4)	891	880
2021-3, A3 144A 1.518%, 6/25/56(1)(4)	447	441
2020-2, A1 144A 2.718%, 4/25/60(1)(4)	1,305	1,313
2020-3, A1 144A 1.486%, 4/25/65(1)(4)	467	467
Structured Adjustable Rate Mortgage Loan Trust 2004-14, 7A 2.701%, 10/25/34(4)	72	74
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(1)(4)	1,375	1,404
2016-2, M2 144A 3.000%, 8/25/55(1)(4)	3,370	3,459
2017-1, A2 144A 3.500%, 10/25/56(1)(4)	810	833
2017-2, A2 144A 3.250%, 4/25/57(1)(4)	1,945	1,987
2018-2, A2 144A 3.500%, 3/25/58(1)(4)	1,565	1,624
2019-1, A1 144A 3.678%, 3/25/58(1)(4)	398	412
2018-6, A1A 144A 3.750%, 3/25/58(1)(4)	1,713	1,743
2018-3, A1 144A 3.750%, 5/25/58(1)(4)	1,037	1,072
2020-MH1, A2 144A 2.500%, 2/25/60(1)(4)	830	826
2015-4, M1 144A 3.750%, 4/25/55(1)(4)	526	530
2015-5, A2 144A 3.500%, 5/25/55(1)(4)	95	95

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2018-4, A1 144A 3.000%, 6/25/58(1)(4)	$ 1,207	$ 1,235
Towd Point Trust 2021-HE1, M1 144A 1.500%, 2/25/63(1)(4)	902	901
VCAT Asset Securitization LLC 2021-NPL6, A1 144A 1.917%, 9/25/51(1)(4)	1,455	1,430
VCAT LLC
2021-NPL2, A1 144A 2.115%, 3/27/51(1)(4)	999	997
2021-NPL5, A1 144A 1.868%, 8/25/51(1)(4)	727	717
Velocity Commercial Capital Loan Trust 2020-1, AFX 144A 2.610%, 2/25/50(1)(4)	758	777
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(1)(4)	475	473
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(1)(4)	1,166	1,158
Vericrest Opportunity Loan Trust XCIV LLC 2021-NPL3, A1 144A 2.240%, 2/27/51(1)(4)	370	368
Vericrest Opportunity Loan Trust XCV LLC 2021-NPL4, A1 144A 2.240%, 3/27/51(1)(4)	407	404
Verus Securitization Trust
2019-INV2, A1 144A 2.913%, 7/25/59(1)(4)	1,486	1,493
2021-R3, A1 144A 1.020%, 4/25/64(1)(4)	3,123	3,113
2021-2, A1 144A 1.031%, 2/25/66(1)(4)	2,429	2,404
2021-3, A1 144A 1.046%, 6/25/66(1)(4)	2,387	2,359
2021-7, A1 144A 1.829%, 10/25/66(1)(4)	6,664	6,647
2020-1, A1 144A 2.417%, 1/25/60(1)(4)	1,140	1,143
2020-4, A1 144A 1.502%, 5/25/65(1)(4)	2,414	2,408
2021-1, A1 144A 0.815%, 1/25/66(1)(4)	904	895
2021-R1, A1 144A 0.820%, 10/25/63(1)(4)	1,002	997
2021-R2, A1 144A 0.918%, 2/25/64(1)(4)	442	440
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(1)(4)	1,704	1,719
2021-1R, A1 144A 1.280%, 5/25/56(1)	2,591	2,570
Wells Fargo Commercial Mortgage Trust
2014-C24, AS 3.931%, 11/15/47	1,690	1,759
2015-P2, A3 3.541%, 12/15/48	2,015	2,108
Wells Fargo Mortgage Backed Securities Trust
2004-K, 1A2 2.615%, 7/25/34(4)	47	48
2004-U, A1 2.767%, 10/25/34(4)	17	17
	Par Value	Value

Non-Agency—continued
2020-4, A1 144A 3.000%, 7/25/50(1)(4)	$ 340	$ 345
		222,276

Total Mortgage-Backed Securities (Identified Cost $225,726)		224,736

Asset-Backed Securities—35.1%
Automobiles—18.1%
ACC Auto Trust 2021-A, B 144A 1.790%, 4/15/27(1)	1,835	1,819
ACC Trust
2020-A, A 144A 6.000%, 3/20/23(1)	452	457
2021-1, C 144A 2.080%, 12/20/24(1)	1,785	1,771
American Credit Acceptance Receivables Trust
2019-1, C 144A 3.500%, 4/14/25(1)	128	128
2019-2, C 144A 3.170%, 6/12/25(1)	273	274
2020-4, D 144A 1.770%, 12/14/26(1)	1,280	1,286
2021-1, C 144A 0.830%, 3/15/27(1)	1,710	1,702
2021-2, C 144A 0.970%, 7/13/27(1)	2,065	2,055
2021-3, C 144A 0.980%, 11/15/27(1)	1,840	1,819
AmeriCredit Automobile Receivables Trust
2018-1, D 3.820%, 3/18/24	975	998
2019-1, C 3.360%, 2/18/25	1,200	1,227
2020-3, C 1.060%, 8/18/26	2,140	2,135
Arivo Acceptance Auto Loan Receivables Trust 2021-1A, A 144A 1.190%, 1/15/27(1)	970	966
Avid Automobile Receivables Trust 2021-1, D 144A 1.990%, 4/17/28(1)	400	396
Avis Budget Rental Car Funding LLC
(AESOP) 2017-1A, A 144A 3.070%, 9/20/23(1)	1,110	1,124
(AESOP) 2019-3A, A 144A 2.360%, 3/20/26(1)	1,270	1,298
(AESOP) 2020-1A, A 144A 2.330%, 8/20/26(1)	1,475	1,510
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	400	404
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(1)	1,750	1,718
CarMax Auto Owner Trust 2019-1, C 3.740%, 1/15/25	915	942
Carnow Auto Receivables Trust 2019-1A, D 144A 4.620%, 12/16/24(1)	1,865	1,901
CarNow Auto Receivables Trust
2020-1A, B 144A 2.710%, 7/17/23(1)	1,420	1,424

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2020-1A, C 144A 3.840%, 9/16/24(1)	$ 730	$ 737
2021-1A, B 144A 1.380%, 2/17/26(1)	2,750	2,747
2021-2A, B 144A 1.300%, 1/15/26(1)	1,970	1,966
Carvana Auto Receivables Trust
2019-1A, D 144A 3.880%, 10/15/24(1)	1,195	1,216
2019-2A, D 144A 3.280%, 1/15/25(1)	470	479
2019-3A, C 144A 2.710%, 10/15/24(1)	1,580	1,595
2019-3A, D 144A 3.040%, 4/15/25(1)	1,445	1,477
2020-N1A, D 144A 3.430%, 1/15/26(1)	1,270	1,301
2020-P1, B 0.920%, 11/9/26	1,340	1,317
2021-N1, C 1.300%, 1/10/28	1,610	1,607
2021-N2, C 1.070%, 3/10/28	1,745	1,732
2021-N3, D 1.580%, 6/12/28	1,490	1,472
CIG Auto Receivables Trust 2021-1A, D 144A 2.110%, 4/12/27(1)	1,985	1,973
CPS Auto Receivables Trust
2018-C, D 144A 4.400%, 6/17/24(1)	683	692
2018-D, D 144A 4.340%, 9/16/24(1)	1,221	1,238
2019-D, E 144A 3.860%, 10/15/25(1)	1,985	2,037
2020-A, C 144A 2.540%, 12/15/25(1)	1,225	1,235
2020-C, C 144A 1.710%, 8/17/26(1)	1,265	1,272
2021-A, B 144A 0.610%, 2/18/25(1)	1,435	1,434
Credit Acceptance Auto Loan Trust
2019-3A, B 144A 2.860%, 1/16/29(1)	1,180	1,201
2021-2A, A 144A 0.960%, 2/15/30(1)	1,605	1,595
Credito Real USA Auto Receivables Trust 2021-1A, A 144A 1.350%, 2/16/27(1)	1,334	1,331
Drive Auto Receivables Trust
2018-4, D 4.090%, 1/15/26	150	152
2019-3, C 2.900%, 8/15/25	984	993
2019-4, C 2.510%, 11/17/25	875	880
DT Auto Owner Trust
2019-1A, C 144A 3.610%, 11/15/24(1)	95	95
2019-2A, C 144A 3.180%, 2/18/25(1)	564	568
2019-4A, C 144A 2.730%, 7/15/25(1)	1,390	1,402
	Par Value	Value

Automobiles—continued
2020-2A, C 144A 3.280%, 3/16/26(1)	$ 1,335	$ 1,370
2021-2A, C 144A 1.100%, 2/16/27(1)	2,015	1,999
Exeter Automobile Receivables Trust
2017-3A, D 144A 5.280%, 10/15/24(1)	1,580	1,601
2019-2A, E 144A 4.680%, 5/15/26(1)	1,605	1,674
2019-3A, C 144A 2.790%, 5/15/24(1)	584	587
2020-1A, D 144A 2.730%, 12/15/25(1)	1,225	1,250
2020-3A, E 144A 3.440%, 8/17/26(1)	1,985	2,041
2019-4A, C 144A 2.440%, 9/16/24(1)	1,029	1,034
2018-4A, D 144A 4.350%, 9/16/24(1)	1,138	1,163
FHF Trust 2020-1A, A 144A 2.590%, 12/15/23(1)	522	525
First Investors Auto Owner Trust
2018-1A, D 144A 4.110%, 6/17/24(1)	966	975
2019-1A, C 144A 3.260%, 3/17/25(1)	1,020	1,032
2021-1A, B 144A 0.890%, 3/15/27(1)	2,150	2,131
2021-1A, C 144A 1.170%, 3/15/27(1)	1,895	1,873
2021-2A, C 144A 1.470%, 11/15/27(1)	1,845	1,820
Flagship Credit Auto Trust
2019-2, C 144A 3.090%, 5/15/25(1)	1,250	1,273
2020-1, C 144A 2.240%, 1/15/26(1)	1,490	1,505
2020-3, C 144A 1.730%, 9/15/26(1)	1,205	1,211
2021-1, C 144A 0.910%, 3/15/27(1)	1,790	1,760
Foursight Capital Automobile Receivables Trust
2019-1, E 144A 4.300%, 9/15/25(1)	1,290	1,326
2021-2, C 144A 1.570%, 7/15/27(1)	2,200	2,164
GLS Auto Receivables Issuer Trust
2019-1A, B 144A 3.650%, 12/16/24(1)	199	200
2019-2A, B 144A 3.320%, 3/15/24(1)	550	553
2019-3A, B 144A 2.720%, 6/17/24(1)	904	909
2019-4A, B 144A 2.780%, 9/16/24(1)	1,400	1,411
2019-4A, C 144A 3.060%, 8/15/25(1)	2,730	2,781
2019-4A, D 144A 4.090%, 8/17/26(1)	2,070	2,124
2020-1A, B 144A 2.430%, 11/15/24(1)	1,610	1,624

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2020-2A, B 144A 3.160%, 6/16/25(1)	$ 1,385	$ 1,415
2020-4A, C 144A 1.140%, 11/17/25(1)	1,615	1,615
2021-3A, C 144A 1.110%, 9/15/26(1)	1,055	1,041
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(1)	1,711	1,737
Hertz Vehicle Financing LLC 2021-1A, A 144A 1.210%, 12/26/25(1)	2,865	2,837
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(1)	1,884	1,880
OneMain Direct Auto Receivables Trust
2018-1A, A 144A 3.430%, 12/16/24(1)	31	31
2018-1A, C 144A 3.850%, 10/14/25(1)	1,130	1,132
2021-1A, B 144A 1.260%, 7/14/28(1)	2,110	2,086
Oscar US Funding XII LLC 2021-1A, A4 144A 1.000%, 4/10/28(1)	1,140	1,125
Santander Consumer Auto Receivables Trust 2021-AA, C 144A 1.030%, 11/16/26(1)	590	578
Santander Drive Auto Receivables Trust
2020-4, C 1.010%, 1/15/26	2,385	2,388
2021-3, C 0.950%, 9/15/27	2,200	2,179
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(1)	1,922	1,939
Tesla Auto Lease Trust 2020-A, C 144A 1.680%, 2/20/24(1)	1,205	1,213
Tidewater Auto Receivables Trust 2020-AA, C 144A 1.910%, 9/15/26(1)	1,530	1,540
U.S. Auto Funding 2021-1A, B 144A 1.490%, 3/17/25(1)	2,210	2,192
United Auto Credit Securitization Trust
2019-1, D 144A 3.470%, 8/12/24(1)	233	234
2019-1, E 144A 4.290%, 8/12/24(1)	1,500	1,506
2020-1, C 144A 2.150%, 2/10/25(1)	1,153	1,156
2021-1, C 144A 0.840%, 6/10/26(1)	2,005	1,996
2021-1, D 144A 1.140%, 6/10/26(1)	1,840	1,826
US Auto Funding LLC 2019-1A, B 144A 3.990%, 12/15/22(1)	32	32
USASF Receivables LLC 2020-1A, B 144A 3.220%, 5/15/24(1)	1,855	1,871
Veros Auto Receivables Trust 2021-1, B 144A 1.490%, 10/15/26(1)	2,345	2,323
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(1)	1,270	1,275
Westlake Automobile Receivables Trust
2018-2A, D 144A 4.000%, 1/16/24(1)	85	85
2018-3A, D 144A 4.000%, 10/16/23(1)	785	790
	Par Value	Value

Automobiles—continued
2020-2A, C 144A 2.010%, 7/15/25(1)	$ 1,645	$ 1,663
2020-3A, C 144A 1.240%, 11/17/25(1)	1,275	1,277
		145,976

Consumer Loans—2.0%
Affirm Asset Securitization Trust 2021-A, A 144A 0.880%, 8/15/25(1)	2,280	2,280
CFMT Issuer Trust 2021-GRN1, A 144A 1.100%, 3/20/41(1)	1,214	1,200
Lendingpoint Asset Securitization Trust 2021-B, A 144A 1.110%, 2/15/29(1)	2,129	2,122
LL ABS Trust 2020-1A, A 144A 2.330%, 1/17/28(1)	246	247
Marlette Funding Trust
2019-4A, A 144A 2.390%, 12/17/29(1)	34	34
2021-1A, B 144A 1.000%, 6/16/31(1)	2,065	2,057
Oportun Funding XIV LLC 2021-A, A 144A 1.210%, 3/8/28(1)	1,955	1,951
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(1)	1,815	1,792
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	1,020	1,035
Upstart Securitization Trust
2020-3, A 144A 1.702%, 11/20/30(1)	462	464
2021-3, B 144A 1.660%, 7/20/31(1)	2,430	2,403
		15,585

Credit Card—1.3%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	1,875	1,850
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(1)	2,435	2,438
Genesis Private Label Amortizing Trust 2020-1, B 144A 2.830%, 7/20/30(1)(5)	502	502
Genesis Sales Finance Master Trust
2020-AA, A 144A 1.650%, 9/22/25(1)	1,325	1,329
2021-AA, A 144A 1.200%, 12/21/26(1)	700	691
Mercury Financial Credit Card Master Trust 2021-1A, A 144A 1.540%, 3/20/26(1)	1,620	1,618
Mission Lane Credit Card Master Trust 2021-A, A 144A 1.590%, 9/15/26(1)	2,310	2,294
		10,722

Equipment—1.6%
BCC Funding Corp. XVI LLC 2019-1A, B 144A 2.640%, 9/20/24(1)	1,370	1,376

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Equipment—continued
BCC Funding XVII LLC 2020-1, B 144A 1.460%, 9/22/25(1)	$ 1,280	$ 1,277
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(1)	2,033	2,022
GreatAmerica Leasing Receivables Funding LLC Series 2021-2, B 144A 1.310%, 9/15/27(1)	2,340	2,308
NMEF Funding LLC
2019-A, A 144A 2.730%, 8/17/26(1)	39	39
2019-A, B 144A 3.060%, 8/17/26(1)	1,205	1,212
2021-A, B 144A 1.850%, 12/15/27(1)	2,900	2,887
Pawnee Equipment Receivables Series LLC
2019-1, B 144A 2.520%, 10/15/24(1)	1,365	1,369
2020-1, A 144A 1.370%, 11/17/25(1)	499	500
		12,990

Other—11.7%
Accelerated LLC 2021-1H, A 144A 1.350%, 10/20/40(1)	1,748	1,710
Amur Equipment Finance Receivables IX LLC 2021-1A, B 144A 1.380%, 2/22/27(1)	2,035	2,010
Amur Equipment Finance Receivables VI LLC 2018-2A, A2 144A 3.890%, 7/20/22(1)	94	94
Amur Equipment Finance Receivables VIII LLC 2020-1A, B 144A 2.500%, 3/20/26(1)	1,633	1,651
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	188	192
2019-A, A 144A 3.140%, 7/16/40(1)	932	948
2019-A, C 144A 4.010%, 7/16/40(1)	2,165	2,215
2020-AA, B 144A 2.790%, 7/17/46(1)	1,355	1,376
2021-A, A 144A 1.540%, 7/17/46(1)	2,436	2,414
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	1,819	1,855
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(1)	643	650
BHG Securitization Trust
2021-A, A 144A 1.420%, 11/17/33(1)	1,650	1,639
2021-B, B 144A 1.670%, 10/17/34(1)	1,495	1,470
BRE Grand Islander Timeshare Issuer LLC 2017-1A, A 144A 2.940%, 5/25/29(1)	222	225
BXG Receivables Note Trust
2013-A, A 144A 3.010%, 12/4/28(1)	184	184
	Par Value	Value

Other—continued
2015-A, A 144A 2.880%, 5/2/30(1)	$ 72	$ 72
2020-A, B 144A 2.490%, 2/28/36(1)	891	894
CCG Receivables Trust
2019-2, B 144A 2.550%, 3/15/27(1)	1,720	1,746
2021-1, C 144A 0.840%, 6/14/27(1)	1,510	1,481
Commercial Equipment Finance LLC 2021-A, A 144A 2.050%, 2/16/27(1)	1,156	1,155
Conn’s Receivables Funding LLC 2021-A, B 144A 2.870%, 5/15/26(1)	2,000	1,994
Consumer Loan Underlying Bond CLUB Credit Trust 2020-P1, B 144A 2.920%, 3/15/28(1)	911	915
Consumer Loan Underlying Bond Credit Trust 2019-P1, B 144A 3.280%, 7/15/26(1)	218	218
Crossroads Asset Trust
2021-A, A2 144A 0.820%, 3/20/24(1)	1,626	1,626
2021-A, B 144A 1.120%, 6/20/25(1)	1,350	1,341
Dext ABS LLC
2020-1, A 144A 1.460%, 2/16/27(1)	1,974	1,975
2020-1, B 144A 1.920%, 11/15/27(1)	2,385	2,375
Diamond Resorts Owner Trust
2017-1A, A 144A 3.270%, 10/22/29(1)	405	407
2019-1A, B 144A 3.530%, 2/20/32(1)	857	870
2021-1A, A 144A 1.510%, 11/21/33(1)	1,415	1,401
Foundation Finance Trust
2017-1A, A 144A 3.300%, 7/15/33(1)	506	510
2019-1A, A 144A 3.860%, 11/15/34(1)	945	968
2021-1A, A 144A 1.270%, 5/15/41(1)	2,279	2,243
FREED ABS Trust 2019-2, B 144A 3.190%, 11/18/26(1)	464	465
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(1)	1,331	1,319
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(1)	30	30
GoldentTree Loan Management US CLO 1 Ltd. 2021-9A, A (3 month LIBOR + 1.070%, Cap N/A, Floor 1.070%) 144A 1.202%, 1/20/33(1)(4)	1,435	1,432
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	1,940	2,031
Hilton Grand Vacations Trust
2017-AA, A 144A 2.660%, 12/26/28(1)	182	185
2018-AA, A 144A 3.540%, 2/25/32(1)	444	457
2020-AA, A 144A 2.740%, 2/25/39(1)	644	661

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Other—continued
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	$ 1,570	$ 1,598
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	2,210	2,320
Lendingpoint Asset Securitization Trust 2021-A, A 144A 1.000%, 12/15/28(1)	1,241	1,238
LL ABS Trust 2021-1A, A 144A 1.070%, 5/15/29(1)	1,555	1,547
Mariner Finance Issuance Trust
2019-AA, A 144A 2.960%, 7/20/32(1)	1,045	1,057
2020-AA, A 144A 2.190%, 8/21/34(1)	1,090	1,097
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(1)	832	833
2021-1WA, B 144A 1.440%, 1/22/41(1)	1,188	1,170
MVW Owner Trust
2016-1A, A 144A 2.250%, 12/20/33(1)	249	251
2019-1A, A 144A 2.890%, 11/20/36(1)	470	476
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	1,680	1,652
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	1,935	1,925
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(1)	257	257
Oasis Securitization Funding LLC
2021-1A, A 144A 2.579%, 2/15/33(1)	1,088	1,088
2021-2A, A 144A 2.143%, 10/15/33(1)	1,920	1,916
Octane Receivables Trust
2019-1A, A 144A 3.160%, 9/20/23(1)	113	113
2019-1A, C 144A 4.740%, 6/20/25(1)	1,715	1,762
2021-1A, A 144A 0.930%, 3/22/27(1)	1,461	1,454
2021-2A, A 144A 1.210%, 9/20/28(1)	1,888	1,877
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(1)	530	530
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	1,970	1,958
Orange Lake Timeshare Trust
2015-AA, A 144A 2.880%, 9/8/27(1)	45	45
2018-A, A 144A 3.100%, 11/8/30(1)	1,068	1,088
2019-A, B 144A 3.360%, 4/9/38(1)	527	535
Palmer Square Loan Funding Ltd. 2021-1A, A1 (3 month LIBOR + 0.900%, Cap N/A, Floor 0.900%) 144A 1.032%, 4/20/29(1)(4)	1,101	1,098
	Par Value	Value

Other—continued
Pawneee Equipment Receivables Series LLC 2021-1, C 144A 2.300%, 7/15/27(1)	$ 1,965	$ 1,947
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	1,872	1,913
Purchasing Power Funding LLC 2021-A, A 144A 1.570%, 10/15/25(1)	2,015	2,005
Sierra Timeshare Receivables Funding LLC
2017-1A, A 144A 2.910%, 3/20/34(1)	185	186
2018-2A, A 144A 3.500%, 6/20/35(1)	184	188
2019-1A, B 144A 3.420%, 1/20/36(1)	322	330
2019-2A, B 144A 2.820%, 5/20/36(1)	324	327
2020-2A, B 144A 2.320%, 7/20/37(1)	1,159	1,162
Small Business Lending Trust 2020-A, A 144A 2.620%, 12/15/26(1)	72	73
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	1,127	1,157
TRP LLC 2021-1,A 144A 2.070%, 6/19/51(1)	1,944	1,923
Upstart Securitization Trust
2021-1, A 144A 0.870%, 3/20/31(1)	764	761
2021-2, B 144A 1.750%, 6/20/31(1)	1,730	1,716
VSE VOI Mortgage LLC 2016-A, A 144A 2.540%, 7/20/33(1)	1,509	1,507
Westgate Resorts LLC
2018-1A, A 144A 3.380%, 12/20/31(1)	334	335
2020-1A, A 144A 2.713%, 3/20/34(1)	861	872
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	1,746	1,772
		94,463

Residential Mortgage-Backed Securities—0.1%
Towd Point Mortgage Trust 2019-MH1, A1 144A 3.000%, 11/25/58(1)(4)	550	556
Student Loan—0.3%
Commonbond Student Loan Trust
2017-AGS, A1 144A 2.550%, 5/25/41(1)	150	153
2019-AGS, A1 144A 2.540%, 1/25/47(1)	543	551
2020-1, A 144A 1.690%, 10/25/51(1)	427	417
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(1)	337	340
Navient Private Education Refi Loan Trust 2021-A, A 144A 0.840%, 5/15/69(1)	1,080	1,066

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Student Loan—continued
SoFi Professional Loan Program LLC 2016-A, A2 144A 2.760%, 12/26/36(1)	$ 63	$ 63
		2,590

Total Asset-Backed Securities (Identified Cost $283,135)		282,882

Corporate Bonds and Notes—17.7%
Communication Services—1.1%
AT&T, Inc. (3 month LIBOR + 0.890%) 1.046%, 2/15/23(4)	475	478
CommScope, Inc. 144A 4.750%, 9/1/29(1)	1,265	1,257
Directv Financing LLC 144A 5.875%, 8/15/27(1)	460	471
Level 3 Financing, Inc. 144A 4.625%, 9/15/27(1)	490	500
ROBLOX Corp. 144A 3.875%, 5/1/30(1)	235	238
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(1)	358	374
T-Mobile USA, Inc.
3.500%, 4/15/25	1,005	1,065
1.500%, 2/15/26	475	469
2.050%, 2/15/28	1,100	1,092
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	740	781
Verizon Communications, Inc.
2.100%, 3/22/28	820	821
(3 month LIBOR + 1.100%) 1.256%, 5/15/25(4)	1,226	1,250
		8,796

Consumer Discretionary—0.4%
General Motors Financial Co., Inc. 1.250%, 1/8/26	840	822
Hyatt Hotels Corp. 1.800%, 10/1/24	1,885	1,887
MGM Growth Properties Operating Partnership LP 144A 4.625%, 6/15/25(1)	170	181
		2,890

Consumer Staples—0.7%
Anheuser-Busch InBev Worldwide, Inc. 4.000%, 4/13/28	1,120	1,246
Bacardi Ltd. 144A 4.700%, 5/15/28(1)	1,170	1,323
BAT Capital Corp. 2.259%, 3/25/28	1,565	1,525
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	1,465	1,426
		5,520

Energy—1.5%
Aker BP ASA 144A 2.875%, 1/15/26(1)	755	783
	Par Value	Value

Energy—continued
Boardwalk Pipelines LP 4.950%, 12/15/24	$ 955	$ 1,035
BP Capital Markets plc 4.875% (6)	1,115	1,204
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(1)	925	974
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	1,070	1,095
Energy Transfer LP 4.200%, 4/15/27	690	749
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	905	984
144A 6.500%, 7/1/27(1)	140	157
Kinder Morgan, Inc. 3.150%, 1/15/23	1,005	1,026
Lundin Energy Finance B.V. 144A 2.000%, 7/15/26(1)	1,075	1,067
Midwest Connector Capital Co. LLC 144A 3.625%, 4/1/22(1)	700	701
NGPL PipeCo LLC 144A 4.875%, 8/15/27(1)	954	1,062
Occidental Petroleum Corp. 5.500%, 12/1/25	25	28
Petroleos Mexicanos
4.625%, 9/21/23	855	876
6.500%, 3/13/27	520	555
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	181	171
		12,467

Financials—5.9%
AerCap Ireland Capital DAC
2.450%, 10/29/26	760	766
3.000%, 10/29/28	150	152
Athene Global Funding 144A 2.450%, 8/20/27(1)	1,540	1,569
Banco BBVA Peru S.A. RegS 5.000%, 8/26/22(7)	360	368
Banco Santander Chile 144A 2.700%, 1/10/25(1)	950	970
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 144A 5.375%, 4/17/25(1)	490	535
Bank of America Corp.
1.734%, 7/22/27	4,075	4,045
(3 month LIBOR + 0.770%) 0.910%, 2/5/26(4)	1,755	1,781
Blackstone Private Credit Fund 144A 2.625%, 12/15/26(1)	1,169	1,140
Brookfield Finance, Inc. 3.900%, 1/25/28	1,580	1,733
Capital One Financial Corp. 3.750%, 7/28/26	710	761
Charles Schwab Corp. (The)
Series G 5.375%(6)	275	300
Series H 4.000%(6)	945	954
Citadel LP 144A 4.875%, 1/15/27(1)	1,140	1,215

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Financials—continued
Citigroup, Inc.
3.200%, 10/21/26	$ 1,885	$ 1,998
(3 month LIBOR + 1.250%) 1.464%, 7/1/26(4)	1,080	1,106
Coinbase Global, Inc. 144A 3.375%, 10/1/28(1)	755	705
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	1,430	1,457
F&G Global Funding 144A 1.750%, 6/30/26(1)	1,465	1,456
Goldman Sachs Group, Inc. (The)
3.850%, 1/26/27	1,000	1,075
(3 month LIBOR + 1.170%) 1.326%, 5/15/26(4)	475	484
(3 month LIBOR + 1.750%) 1.886%, 10/28/27(4)	2,880	3,021
Icahn Enterprises LP 6.250%, 5/15/26	1,060	1,104
JPMorgan Chase & Co. 1.578%, 4/22/27	1,680	1,660
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	990	996
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	1,140	1,137
Lincoln National Corp.
4.200%, 3/15/22	470	474
(3 month LIBOR + 2.040%) 2.172%, 4/20/67(4)	1,715	1,471
Morgan Stanley
4.100%, 5/22/23	730	760
3.875%, 4/29/24	655	694
Navient Corp.
5.875%, 10/25/24	930	992
5.500%, 3/15/29	70	70
Prudential Financial, Inc. 5.625%, 6/15/43	1,948	2,027
Santander Holdings USA, Inc. 3.244%, 10/5/26	1,260	1,315
Spirit Realty LP
4.450%, 9/15/26	619	681
2.100%, 3/15/28	534	520
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	1,020	1,054
Turkiye Is Bankasi AS 144A 5.500%, 4/21/22(1)	800	798
UBS Group Funding Switzerland AG 144A 2.650%, 2/1/22(1)	400	401
Wells Fargo & Co.
1.654%, 6/2/24	925	933
4.100%, 6/3/26	1,810	1,973
(3 month LIBOR + 1.230%) 1.359%, 10/31/23(4)	1,175	1,184
		47,835

Health Care—1.3%
AbbVie, Inc. 2.850%, 5/14/23	495	506
Avantor Funding, Inc. 144A 3.875%, 11/1/29(1)	305	308
Baxter International, Inc.
144A 1.915%, 2/1/27(1)	1,192	1,196
	Par Value	Value

Health Care—continued
144A 2.272%, 12/1/28(1)	$ 1,198	$ 1,207
HCA, Inc. 5.375%, 2/1/25	570	627
Mozart Debt Merger Sub, Inc. 144A 3.875%, 4/1/29(1)	205	204
Royalty Pharma plc
1.200%, 9/2/25	190	186
1.750%, 9/2/27	2,135	2,098
Tenet Healthcare Corp.
4.625%, 7/15/24	226	229
144A 7.500%, 4/1/25(1)	70	74
Universal Health Services, Inc. 144A 1.650%, 9/1/26(1)	1,825	1,791
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	273	294
Viatris, Inc.
2.300%, 6/22/27	1,441	1,450
144A 2.300%, 6/22/27(1)	—	—(3)
		10,170

Industrials—1.6%
Alaska Airlines Pass-Through Trust 144A 4.800%, 8/15/27(1)	1,880	2,054
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	1,600	1,657
Boeing Co. (The)
4.875%, 5/1/25	335	366
5.040%, 5/1/27	507	571
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(1)	1,530	1,524
CNH Industrial N.V. 4.500%, 8/15/23	899	944
GFL Environmental, Inc.
144A 3.750%, 8/1/25(1)	1,360	1,374
144A 4.000%, 8/1/28(1)	360	353
Huntington Ingalls Industries, Inc. 144A 2.043%, 8/16/28(1)	1,948	1,907
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(1)	1,260	1,306
Vertiv Group Corp. 144A 4.125%, 11/15/28(1)	1,140	1,151
		13,207

Information Technology—2.1%
Block, Inc. 144A 2.750%, 6/1/26(1)	765	766
CDW LLC
2.670%, 12/1/26	793	813
3.276%, 12/1/28	792	811
Citrix Systems, Inc. 1.250%, 3/1/26	1,145	1,115
Dell International LLC 4.900%, 10/1/26	1,040	1,171
Flex Ltd. 3.750%, 2/1/26	1,417	1,513
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	385	427
Kyndryl Holdings, Inc.
144A 2.050%, 10/15/26(1)	802	781
144A 2.700%, 10/15/28(1)	782	757

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Leidos, Inc. 3.625%, 5/15/25	$ 832	$ 884
Microchip Technology, Inc. 2.670%, 9/1/23	1,165	1,190
Open Text Corp. 144A 3.875%, 2/15/28(1)	1,205	1,228
SK Hynix, Inc. 144A 1.500%, 1/19/26(1)	1,940	1,897
TD SYNNEX Corp.
144A 1.750%, 8/9/26(1)	1,132	1,103
144A 2.375%, 8/9/28(1)	755	733
TSMC Arizona Corp. 1.750%, 10/25/26	1,615	1,616
Xerox Holdings Corp. 144A 5.000%, 8/15/25(1)	515	546
		17,351

Materials—1.2%
Anglo American Capital plc 144A 2.250%, 3/17/28(1)	1,380	1,355
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	925	946
Glatfelter Corp. 144A 4.750%, 11/15/29(1)	765	789
Glencore Funding LLC 144A 1.625%, 9/1/25(1)	1,875	1,856
International Flavors & Fragrances, Inc.
144A 1.230%, 10/1/25(1)	1,043	1,020
144A 1.832%, 10/15/27(1)	1,393	1,367
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(1)	1,813	1,769
Suzano Austria GmbH 2.500%, 9/15/28	560	540
		9,642

Real Estate—0.8%
GLP Capital LP 5.250%, 6/1/25	1,615	1,769
Office Properties Income Trust
4.500%, 2/1/25	930	980
2.650%, 6/15/26	373	370
Retail Opportunity Investments Partnership LP 5.000%, 12/15/23	1,645	1,738
Service Properties Trust
4.500%, 6/15/23	420	420
4.650%, 3/15/24	430	425
4.350%, 10/1/24	455	446
		6,148

Utilities—1.1%
CenterPoint Energy, Inc. 3.850%, 2/1/24	630	660
Dominion Energy, Inc. Series A 1.450%, 4/15/26	1,620	1,601
DPL, Inc. 4.125%, 7/1/25	122	128
Exelon Corp. 3.497%, 6/1/22	864	872
	Par Value	Value

Utilities—continued
FirstEnergy Transmission LLC 144A 2.866%, 9/15/28(1)	$ 837	$ 838
NRG Energy, Inc. 144A 3.750%, 6/15/24(1)	1,161	1,211
Puget Energy, Inc. 2.379%, 6/15/28	1,068	1,051
Southern Co. (The) Series 21-A 3.750%, 9/15/51	1,800	1,800
TerraForm Power Operating LLC 144A 4.250%, 1/31/23(1)	735	752
		8,913

Total Corporate Bonds and Notes (Identified Cost $142,533)		142,939

Leveraged Loans—8.4%
Aerospace—0.8%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 8/11/28(4)	194	193
American Airlines, Inc. Tranche B-1 (3 month LIBOR + 4.750%) 5.500%, 4/20/28(4)	1,295	1,340
Brown Group Holding LLC (3 month LIBOR + 2.500%) 3.000%, 6/7/28(4)	1,025	1,023
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/20/27(4)	1,030	1,088
KKR Apple Bidco LLC (1 month LIBOR + 3.000%) 3.500%, 9/22/28(4)	655	652
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(4)	890	937
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.354%, 5/30/25(4)	224	221
Tranche F (1 month LIBOR + 2.250%) 2.354%, 12/9/25(4)	708	697
United AirLines, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 4/21/28(4)	209	209
		6,360

Chemicals—0.7%
Element Solutions, Inc. Tranche B-1 (1 month LIBOR + 2.087%) 2.177%, 1/30/26(4)	653	650
Ineos U.S. Finance LLC 2024 (3 month LIBOR + 2.000%) 2.090%, 4/1/24(4)	1,983	1,971
Ineos U.S. Petrochem LLC 2026, Tranche B (1 month LIBOR + 2.750%) 3.250%, 1/29/26(4)	856	853
Starfruit Finco B.V. (1 month LIBOR + 3.000%) 3.102%, 10/1/25(4)	635	632
Trinseo Materials Operating SCA 2021 (1 month LIBOR + 2.500%) 2.590%, 5/3/28(4)	1,035	1,027
		5,133

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Consumer Durables—0.3%
Resideo Funding, Inc. Tranche B (1 month LIBOR + 2.250%) 2.750%, 2/11/28(4)	$ 640	$ 639
Restoration Hardware, Inc. Tranche B (3 month LIBOR + 2.500%) 3.000%, 10/20/28(4)	788	786
Zodiac Pool Solutions LLC Tranche B-1 (1 month LIBOR + 2.000%) 2.090%, 7/2/25(4)	958	953
		2,378

Consumer Non-Durables—0.1%
Diamond BC B.V. Tranche B (3 month LIBOR + 3.000%) 3.500%, 9/29/28(4)	1,100	1,095
Energy—0.2%
DT Midstream, Inc. (3 month LIBOR + 2.000%) 2.500%, 6/26/28(4)	378	379
Freeport LNG Investments LLLP Tranche B (3 month LIBOR + 3.500%) 4.000%, 12/21/28(4)	65	64
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 3.750%, 10/5/28(4)	1,175	1,166
Paragon Offshore Finance Co. (3 month PRIME + 0.000%) 3.250%, 7/16/21(4)(5)(8)	1	—
		1,609

Financial—0.5%
Asurion LLC Tranche B-9 (1 month LIBOR + 3.250%) 3.354%, 7/31/27(4)	472	469
Avolon TLB Borrower 1 U.S. LLC Tranche B-5 (1 month LIBOR + 2.250%) 2.750%, 12/1/27(4)	1,916	1,917
Citadel Securities LP 2021 (3 month LIBOR + 2.500%) 2.604%, 2/2/28(4)	1,703	1,691
		4,077

Food / Tobacco—0.5%
Aramark Services, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 1.851%, 3/11/25(4)	345	340
Tranche B-4 (1 month LIBOR + 1.750%) 1.851%, 1/15/27(4)	200	197
Tranche B-5 (1 month LIBOR + 2.500%) 2.601%, 4/6/28(4)	583	580
Froneri U.S., Inc. Tranche B-2 (1 month LIBOR + 2.250%) 2.354%, 1/29/27(4)	710	700
Hostess Brands LLC 2019, Tranche B (1 month LIBOR + 2.250%) 3.000%, 8/3/25(4)	1,234	1,229
JBS USA Lux S.A. (1 month LIBOR + 2.000%) 2.102%, 5/1/26(4)	1,277	1,273
		4,319

	Par Value	Value

Forest Prod / Containers—0.1%
Berry Global, Inc. Tranche Z (2 month LIBOR + 1.750%) 1.864%, 7/1/26(4)	$ 1,067	$ 1,059
Gaming / Leisure—0.9%
Aristocrat Technologies, Inc.
(3 month LIBOR + 3.750%) 4.750%, 10/19/24(4)	247	248
Tranche B-3 (3 month LIBOR + 1.750%) 1.882%, 10/19/24(4)	965	954
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 2.854%, 12/23/24(4)	1,122	1,115
Hilton Grand Vacations Borrower LLC (1 month LIBOR + 3.000%) 3.500%, 8/2/28(4)	184	185
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 1.852%, 6/22/26(4)	1,413	1,400
Pug LLC Tranche B-2 (1 month LIBOR + 4.250%) 4.750%, 2/12/27(4)	209	208
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.854%, 8/14/24(4)	1,617	1,610
Stars Group Holdings B.V. 2021 (3 month LIBOR + 2.250%) 2.382% - 2.474%, 7/21/26(4)	898	894
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27(4)	349	346
UFC Holdings LLC Tranche B-3 (6 month LIBOR + 2.750%) 3.500%, 4/29/26(4)	525	522
		7,482

Health Care—0.6%
Agiliti Health, Inc. (3 month LIBOR + 2.750%) 2.875%, 1/4/26(4)	429	426
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 2.854%, 11/27/25(4)	135	135
(1 month LIBOR + 3.000%) 3.104%, 6/2/25(4)	298	297
Elanco Animal Health, Inc. (3 month LIBOR + 1.750%) 1.849%, 8/1/27(4)	957	943
Horizon Therapeutics USA, Inc. Tranche B-2 (1 month LIBOR + 1.750%) 2.250%, 3/15/28(4)	1,340	1,334
ICU Medical, Inc. Tranche B (3 month SOFR + 2.500%) 0.000%, 12/14/28(4)(9)	200	200
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 1.974%, 6/11/25(4)	484	481
Medline Borrower LP 2021 (1 month LIBOR + 3.250%) 3.750%, 10/23/28(4)	455	455
Phoenix Newco, Inc. First Lien (3 month LIBOR + 4.000%) 4.500%, 11/15/28(4)	165	165

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Health Care—continued
Select Medical Corp. Tranche B (1 month LIBOR + 2.250%) 2.360%, 3/6/25(4)	$ 645	$ 640
		5,076

Housing—0.7%
American Builders & Contractors Supply Co., Inc. (3 month LIBOR + 2.000%) 2.104%, 1/15/27(4)	1,041	1,034
CPG International LLC Tranche B (3 month LIBOR + 2.500%) 0.000%, 5/6/24(4)	1,035	1,034
Quikrete Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 0.000%, 6/11/28(4)(9)	1,030	1,027
Standard Industries, Inc. Tranche B-2 (3 month LIBOR + 2.500%) 3.000%, 9/22/28(4)	1,137	1,137
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.104%, 11/21/24(4)	1,275	1,274
		5,506

Information Technology—0.6%
CCC Intelligent Solutions, Inc. (3 month LIBOR + 2.500%) 3.000%, 9/21/28(4)	860	859
Go Daddy Operating Co. LLC Tranche B-2 (1 month LIBOR + 1.750%) 1.854%, 2/15/24(4)	1,297	1,288
Tenable, Inc. (3 month LIBOR + 2.750%) 3.250%, 7/7/28(4)	1,110	1,104
UKG, Inc. 2021-2, First Lien (1 month LIBOR + 3.250%) 3.750%, 5/4/26(4)	1,335	1,327
		4,578

Manufacturing—0.3%
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 3.250%, 3/31/27(4)	1,174	1,171
NCR Corp. (3 month LIBOR + 2.500%) 2.630%, 8/28/26(4)	1,210	1,197
		2,368

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (3 month LIBOR + 2.500%) 2.599%, 9/18/26(4)	903	900
Media / Telecom - Cable/Wireless Video—0.3%
Charter Communications Operating LLC Tranche B-2 (1 month LIBOR + 1.750%) 1.850%, 2/1/27(4)	804	796
CSC Holdings LLC
2018 (3 month LIBOR + 2.250%) 2.360%, 1/15/26(4)	725	714
2019 (3 month LIBOR + 2.500%) 2.610%, 4/15/27(4)	274	271
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Virgin Media Bristol LLC Tranche Q (1 month LIBOR + 3.250%) 3.360%, 1/31/29(4)	$ 925	$ 924
		2,705

Media / Telecom - Diversified Media—0.1%
Dotdash Meredith, Inc. Tranche B (3 month Term SOFR + 4.000%) 4.500%, 11/23/28(4)	885	884
Media / Telecom - Telecommunications—0.2%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.354%, 3/15/27(4)	828	818
Cincinnati Bell, Inc. Tranche B-2 (3 month Term SOFR + 3.250%) 3.750%, 11/17/28(4)	140	140
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 1.854%, 3/1/27(4)	440	434
		1,392

Media / Telecom - Wireless Communications—0.1%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 1.860%, 4/11/25(4)	1,064	1,051
Service—1.0%
AlixPartners LLP (1 month LIBOR + 2.750%) 3.250%, 2/4/28(4)	1,032	1,027
APi Group DE, Inc. 2021 (3 month LIBOR + 2.750%) 0.000%, 12/18/28(4)(9)	175	175
Asplundh Tree Expert, LLC 2021 (1 month LIBOR + 1.750%) 1.854%, 9/7/27(4)	1,042	1,037
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.352%, 2/6/26(4)	1,077	1,072
Pike Corp. 2028 (1 month LIBOR + 3.000%) 3.110%, 1/21/28(4)	1,127	1,122
PODS LLC (1 month LIBOR + 3.000%) 3.750%, 3/31/28(4)	894	891
Trans Union LLC Tranche B-5 (1 month LIBOR + 1.750%) 1.854%, 11/16/26(4)	1,032	1,021
WEX, Inc. Tranche B (1 month LIBOR + 2.250%) 2.354%, 3/31/28(4)	1,310	1,302
		7,647

Utility—0.3%
Vistra Operations Co. LLC 2018 (1 month LIBOR + 1.750%) 1.854% - 1.859%, 12/31/25(4)	1,925	1,909
Total Leveraged Loans (Identified Cost $67,619)		67,528

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value
Preferred Stocks—0.6%
Financials—0.4%
Citigroup, Inc. Series T, 6.250%	1,020(10)	$ 1,150
JPMorgan Chase & Co. Series Z, 3.932%(4)	1,155(10)	1,155
JPMorgan Chase & Co. Series HH, 4.600%	1,106(10)	1,135
		3,440

Industrials—0.2%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 3.533%(4)	1,215(10)	1,203
Total Preferred Stocks (Identified Cost $4,486)		4,643

Exchange-Traded Fund—0.1%
VanEck High Yield Muni ETF(2)(11)	13,369	835
Total Exchange-Traded Fund (Identified Cost $838)		835

Total Long-Term Investments—97.8% (Identified Cost $789,325)		788,257

Short-Term Investment—2.2%
Money Market Mutual Fund—2.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(11)	17,574,219	17,574
Total Short-Term Investment (Identified Cost $17,574)		17,574

Securities Lending Collateral—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(11)(12)	1,686,074	1,686
Total Securities Lending Collateral (Identified Cost $1,686)		1,686

TOTAL INVESTMENTS—100.2% (Identified Cost $808,585)		$807,517
Other assets and liabilities, net—(0.2)%		(1,872)
NET ASSETS—100.0%		$805,645

Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
SBA	Small Business Administration
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30 Day Average
WaMu	Washington Mutual
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities amounted to a value of $537,071 or 66.7% of net assets.
(2)	All or a portion of security is on loan.
(3)	Amount is less than $500.
(4)	Variable rate security. Rate disclosed is as of December 31, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	No contractual maturity date.
(7)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(8)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(9)	This loan will settle after December 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$282,882	$—	$282,380	$502
Corporate Bonds and Notes	142,939	—	142,939	—
Foreign Government Securities	3,554	—	3,554	—
Leveraged Loans	67,528	—	67,528	—(1)
Mortgage-Backed Securities	224,736	—	224,011	725
U.S. Government Securities	61,140	—	61,140	—
Equity Securities:
Preferred Stocks	4,643	—	4,643	—
Securities Lending Collateral	1,686	1,686	—	—
Exchange-Traded Fund	835	835	—	—
Money Market Mutual Fund	17,574	17,574	—	—
Total Investments	$807,517	$20,095	$786,195	$1,227

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $8 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Securities held by the Fund with an end of period value of $502 were transferred from Level 2 to Level 3 due to an decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2021.
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Funds calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.